Summary of Significant Accounting Policies (Policies) (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Basis of Presentation

(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and all its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation. Pursuant to the share transfer agreement of Greenstar HK in August 2014 described above, the Group reorganized its structure. Before and after the reorganization, the Group continued to be owned and managed by the same ultimate controlling shareholder, Forever Prosperous, substantively. Therefore, the acquisition of Greenstar HK was accounted for as a merger under common control, using merger accounting in a manner similar to pooling-of-interest, as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Greenstar HK are recorded at carrying value.

Foreign Currency Translation and Transactions

(c)	Foreign currency translation and transactions

The functional currency of the Company is United States dollars (“US$”), and the functional currency of Greenstar HK is Hong Kong dollars (“HK$”). The functional currency of Greenstar Technology is the Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

For financial reporting purposes, the financial statements of Greenstar Technology, which are prepared using the RMB, are translated into the Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The exchange rates applied are as follows:

	Nine months ended September 30, 2014	October 25, 2013 (inception) through December 31, 2013
	(Unaudited)
Period end RMB exchange rate	6.1093	6.1934
Average RMB exchange rate	6.1431	6.2715

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Liquidity and Management Plan

(d)	Liquidity and management plan

In the course of its development activities, the Group continues to sustain losses and has not generated any revenues. The Group expects to finance operations primarily through cash flow provided by operating activities after it starts its main business and capital contributions from its controlling stockholder. The Group estimates that their cash and cash equivalents are sufficient to fund operations for the next twelve months.

In the event that the Group requires additional funding to finance the growth of the Group’s current and expected future operations as well as to achieve its strategic objectives, the controlling stockholder has provided financial support commitment, which will retain in force for a period of at least twelve months after the date of issuance of the financial statements.

Use of Estimates

(e)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Cash and Cash Equivalents

(f)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held at call with banks. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of September 30, 2014 and December 31, 2013, the Company’s cash and cash equivalents comprised of $106,188 and $258, respectively. All of the Group’s cash deposit is held in a financial institution located in Hong Kong where there is currently regulation mandated on obligatory insurance of bank accounts. The Company believes this financial institution is of high credit quality.

Acquisition-Related Costs

(g)	Acquisition-related Costs

Acquisition-related costs are costs the Company incurs to effect a reverse merger of public shell company (see Note 7). Those costs include finder’s fee; advisory, legal, accounting and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The Company account for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received.

Fair Value of Financial Instruments

(h)	Fair value of financial instruments

The Company applies the provisions of ASC Subtopic 820-10, “Fair Value Measurements”, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

There were no assets or liabilities measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820 as of September 30, 2014 and December 31, 2013, respectively.

The carrying values of cash, other current assets and accrued expenses approximate estimated fair values due to their short maturities.

Income Taxes

(i)	Income taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Group recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. The tax return of the Company’s PRC subsidiary is subject to examination by the relevant tax authorities. The Group did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of September 30, 2014 and December 31, 2013, respectively.

Loss Per Share

(j)	Loss per share

Basic loss per share is computed by dividing net earnings by the weighted average number of ordinary shares outstanding during the periods from October 25, 2013 (inception) to December 31, 2014 and from January 1, 2014 to September 30, 2014. Diluted income per share is calculated by dividing net income attributable to common stock as adjusted for the effect of dilutive common equivalent stock, if any, by the weighted average number of common stock as adjusted for dilutive equivalent stock outstanding during the year. Dilutive common equivalent stocks are excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Comprehensive Loss

(k)	Comprehensive loss

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.

Recently Issued Accounting Pronouncements

(l)	Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Group as of the specified effective date.

In June 2014, the FASB issued authoritative guidance to change the criteria for reporting development stage entities. Under the new guidance, the requirement to present inception-to-date information on the statement of operations, cash flows and statement of equity has been eliminated. In addition, financial statements no longer need to be labeled as those of a development stage entity, disclosure of a description of the development stage activities in which the entity is engaged is no longer required, and disclosing in the first year the company is no longer a development stage entity that in prior years it had been in the development stage is also no longer required. The Group has early adopted this guidance from October 25, 2013(inception).

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect would have a material effect on the consolidated financial position, statements of operations and cash flows.

Significant Risks

(m)	Significant risks

Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash. As of September 30, 2014 and December 31, 2013, the Group places its cash amounted to US$ 106,188 and US$ 258, respectively, with financial institutions that management believes are of high-credit ratings and quality.